GOODWILL	12 Months Ended
Dec. 31, 2021
GOODWILL
GOODWILL

8.    GOODWILL

The changes in the goodwill balance for the year ended December 31, 2021 is as follows:

For the year ended
December 31, 2021
US$

Balance as of January 1, 2021	8,107,014
Impairment loss (i)	(8,107,014)
Balance as of December 31, 2021	—

(i)	The Company has determined to perform the annual impairment tests on December 31 of each year. The $8,107,014 goodwill as of December 31, 2020 was attributable solely to the Mercurity Limited and NBPay business. Since 2021, the Company has decided to discontinue the original business of Mercurity Limited and NBPay due to the adverse regulatory measures taken by the Chinese government in the second half of 2021 targeting the production and trading of digital currency. As a result, the Company recognized the impairment loss of goodwill of $8,107,014 for the year ended December 31, 2021, which is shown as Loss/income from discontinued operations in the consolidated income statement.